CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 28, 2025 USD ($) $ / shares	Dec. 29, 2024 USD ($) $ / shares
Profit or loss [abstract]
Net sales (note 29)	$ 3,619,236	$ 3,270,590
Cost of sales	2,489,369	2,266,911
Gross profit	1,129,867	1,003,679
Selling, general and administrative expenses (note 18(a))	389,351	390,769
Restructuring and acquisition-related costs (recoveries) (note 19)	120,578	(5,329)
Operating income	619,938	618,239
Financial expenses, net (note 16(c))	148,746	104,154
Earnings before income taxes	471,192	514,085
Income tax expense (note 20)	77,257	113,220
Net earnings from continuing operations	393,935	400,865
Discontinued operations	4,944	0
Net earnings	398,879	400,865
Other comprehensive (loss) income, net of related income taxes:
Cash flow hedges (note 16(d))	(37,156)	(13,677)
Actuarial (loss) gain on employee benefit obligations (note 13(a))	(2,429)	(817)
Translation adjustments	16,895	0
Other comprehensive income	(22,690)	(14,494)
Comprehensive income	$ 376,189	$ 386,371
Earnings per share (note 21):
Basic (in dollars per share) | $ / shares	$ 2.61	$ 2.46
Diluted (in dollars per share) | $ / shares	$ 2.61	$ 2.46